Representative's Warrants Liability (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jan. 13, 2022
Representatives Warrants Liability Abstract
Initial publc offering description	In connection with the Company’s IPO, the Company agreed to issue warrants to a representative of several underwriters, for a nominal consideration of $0.01 to purchase 300,000 ADSs of the Company (equal to 5% of the total number of ADSs sold in the IPO, but not including any over-allotment ADSs sold in the over-allotment option) (the “Representative’s Warrants”). The Representative’s Warrants have an exercise price of $4.8 per ADS (equal to 120% of the Company’s IPO offering price of $4.00 per ADS). The Representative’s Warrants will be exercisable beginning from six months after the date of commencement of sales in the Company’s IPO and for a period of five years after the date of commencement of sales in the Company’s IPO.
Additional paid-in capital	$ 6,100,000		$ 522,116
Liability to recognize the warrants’ fair value			$ 522,116
Change in fair value of the representative’s warrants liability	$ 139,615	$ 369,404